Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical Data - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Issued	9,355,778	8,443,778
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	7,867,186	3,850,105
Common Stock, Shares, Outstanding	7,867,186	3,850,105